Revenue - Additional Information (Detail) - MXN ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Payment terms (in days)	30 days
Sales price determination period, maximum (in months)	2 months
Current receivables from contracts with customers	$ 130,341,132	$ 111,394,431
Refined petroleum products
Disclosure of geographical areas [line items]
Invoice payment terms (in days)	30 days
Gas
Disclosure of geographical areas [line items]
Invoice payment terms (in days)	30 days
Services
Disclosure of geographical areas [line items]
Invoice payment terms (in days)	22 days
Other
Disclosure of geographical areas [line items]
Invoice payment terms (in days)	30 days